Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2021	Dec. 31, 2020		Dec. 31, 2019
CURRENT ASSETS
Cash	$ 34,754,000	$ 95,068,000		$ 25,916,000
Prepaid expenses	2,781,000	2,031,000		544,000
Total Current Assets	37,535,000	97,099,000		26,460,000
Deferred offering costs	2,590,000	0
Restricted cash	167,000	80,000		30,000
Property and equipment, net	21,744,000	16,279,000		3,749,000
Security deposits	1,256,000	370,000		370,000
Deferred offering costs	2,590,000
TOTAL ASSETS	63,292,000	113,828,000		30,609,000
CURRENT LIABILITIES
Accounts payable	6,559,000	4,537,000		1,527,000
Accrued expenses	9,351,000	6,826,000		3,518,000
Note Payable				249,000
Capital lease obligations, current portion		633,000		431,000
Convertible debt	17,959,000	0
Deferred revenue	1,378,000	1,663,000
Long-term debt, current portion	5,844,000	633,000
Other current liabilities	585,000	252,000
Total Current Liabilities	41,676,000	13,911,000		5,725,000
Warrant liability	1,293,000	125,000
Long-term debt, net of current portion	15,013,000	992,000
Preferred stock warrant liabilities		125,000		103,000
Capital lease obligations, net of current portion		992,000		892,000
Convertible debt	0	17,273,000
Other liabilities	1,355,000	1,562,000		225,000
Total Liabilities	59,337,000	33,863,000		6,945,000
Commitments and Contingencies
Redeemable convertible preferred stock	218,787,000	218,787,000		110,288,000
Stockholders' Equity
Class A common stock, $0.0001 par value; 100,000,000 shares authorized	3,000	3,000		3,000
Additional paid-in capital	4,062,000	2,434,000		1,381,000
Retained earnings (accumulated deficit)	(218,897,000)	(141,259,000)		(88,008,000)
Total Stockholders' Equity	(214,832,000)	(138,822,000)		(86,624,000)
TOTAL LIABILITIES REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT	63,292,000	113,828,000		30,609,000
Series A One Redeemable Convertible Preferred Stock [Member]
CURRENT LIABILITIES
Redeemable convertible preferred stock		4,411,000		4,411,000
Series A Two Redeemable Convertible Preferred Stock [Member]
CURRENT LIABILITIES
Redeemable convertible preferred stock		11,438,000		11,438,000
Series A Three Redeemable Convertible Preferred Stock [Member]
CURRENT LIABILITIES
Redeemable convertible preferred stock		19,917,000		19,917,000
Series B Redeemable Convertible Preferred Stock [Member]
CURRENT LIABILITIES
Redeemable convertible preferred stock	18,671,000	18,671,000		18,671,000
Series C Redeemable Convertible Preferred Stock [Member]
CURRENT LIABILITIES
Redeemable convertible preferred stock	55,851,000	55,851,000		$ 55,851,000
Series D Redeemable Convertible Preferred Stock [Member]
CURRENT LIABILITIES
Redeemable convertible preferred stock	108,499,000	108,499,000
Environmental Impact Acquisition Corp [Member]
CURRENT ASSETS
Cash	158,337	156,848
Prepaid expenses	698,309
Total Current Assets	856,646	156,848
Deferred offering costs		168,152
Investments held in Trust Account	207,008,746
Deferred offering costs		181,027,000
TOTAL ASSETS	207,865,392	325,000
CURRENT LIABILITIES
Accrued expenses		2,528
Accounts payable and accrued expenses	3,017,789,000	2,528,000
Accrued offering costs	118,569	12,875
Promissory note — related party	500,000	300,000
Total Current Liabilities	3,636,358	302,528
Warrant liability	13,341,000
Deferred underwriting fee payable
Total Liabilities	16,977,358	302,528
Commitments and Contingencies
Class A common stock subject to possible redemption 20,700,000 and no shares at redemption value as of September 30, 2021 and December 31, 2020, respectively	207,000,000
Stockholders' Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding	0	0
Class A common stock, $0.0001 par value; 100,000,000 shares authorized	0	0
Class B common stock, $0.0001 par value; 20,000,000 shares authorized; 5,175,000 shares issued and outstanding as of September 30, 2021 and December 31, 2020	518	518	[1]
Additional paid-in capital	0	24,482
Retained earnings (accumulated deficit)	(16,112,484)	(2,528)
Total Stockholders' Equity	(16,111,966)	22,472
TOTAL LIABILITIES REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT	$ 207,865,392	325,000
Previously Reported [Member] | Environmental Impact Acquisition Corp [Member]
CURRENT ASSETS
TOTAL ASSETS		337,875
CURRENT LIABILITIES
Total Current Liabilities		315,403
Stockholders' Equity
TOTAL LIABILITIES REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT		$ 337,875

[1]	Included up to 675,000 shares of Class B common stock that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised. In December 2020, the Company cancelled an aggregate of 3,306,250 shares of Class B common stock and issued an aggregate of 431,250 shares of Class B common stock to its independent director nominees, resulting in an aggregate of 4,312,500 shares of Class B common stock outstanding. In January 2021, the Company effected a stock dividend of 1.2 shares for each share of common stock outstanding, resulting in the Company’s Initial Stockholders holding an aggregate of 5,175,000 Founder Shares. All share and per-share amounts have been retroactively restated to reflect the stock dividend (see Note 5).